UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  8 Sound Shore Drive
          Greenwich, CT  06830

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hock
Title:  Managing Member
Phone:  (203) 324-6900


Signature, Place and Date of Signing:

/s/ John Hock                    Stamford, CT                November 15, 2010
-----------------------     --------------------------    ----------------------
   [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name


None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  69

Form 13F Information Table Value Total: $3,501,718
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state "NONE" and omit the column headings and list entries.

     NONE


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

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2      COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8

                              TITLE                       VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP        (x1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE    SHARED  NONE
--------------               ---------      ------       --------  -------- ---------  ----------- ---------  -----   ------- -----
ADVOCAT INC                   COM            007586100     2,513     443,952 SH           Sole        None     443,952
AGRIUM INC                    COM            008916108    38,119     508,317 SH           Sole        None     508,317
ALLOS THERAPEUTICS INC        COM            019777101     1,982     420,000 SH           Sole        None     420,000
ANGIODYNAMICS INC             COM            03475V101     2,620     171,900 SH           Sole        None     171,900
APACHE CORP                   COM            037411105    91,574     936,721 SH           Sole        None     936,721
APOLLO GROUP INC              CL A           037604105    52,214   1,016,825 SH           Sole        None   1,016,825
APPLIED MATLS INC             COM            038222105    73,058   6,254,989 SH           Sole        None   6,254,989
BAKER HUGHES INC              COM            057224107   101,527   2,383,258 SH           Sole        None   2,383,258
BAXTER INTL INC               COM            071813109     1,431      30,000 SH           Sole        None      30,000
BIOMARIN PHARMACEUTICAL INC   COM            09061G101   101,084   4,522,782 SH           Sole        None   4,522,782
BOSTON SCIENTIFIC CORP        COM            101137107     3,737     609,700 SH           Sole        None     609,700
BP PLC                        SPONSORED ADR  055622104    95,807   2,327,114 SH           Sole        None   2,327,114
BROOKDALE SR LIVING INC       COM            112463104     2,936     180,000 SH           Sole        None     180,000
BUNGE LIMITED                 COM            G16962105    92,259   1,559,479 SH           Sole        None   1,559,479
CAPITAL SR LIVING CORP        COM            140475104     1,202     225,607 SH           Sole        None     225,607
CELGENE CORP                  COM            151020104     4,234      73,500 SH           Sole        None      73,500
CENOVUS ENERGY INC            COM            15135U109    33,845   1,173,423 SH           Sole        None   1,173,423
CISCO SYS INC                 COM            17275R102    86,968   3,971,143 SH           Sole        None   3,971,143
COMCAST CORP NEW              CL A           20030N101    56,160   3,106,208 SH           Sole        None   3,106,208
COVIDIEN PLC                  SHS            G2554F105   187,671   4,669,598 SH           Sole        None   4,669,598
ENCANA CORP                   COM            292505104    39,611   1,307,073 SH           Sole        None   1,307,073
EOG RES INC                   COM            26875P101    19,315     207,750 SH           Sole        None     207,750
EVEREST RE GROUP LTD          COM            G3223R108    92,769   1,072,844 SH           Sole        None   1,072,844
EXELIXIS INC                  COM            30161Q104     1,176     300,000 SH           Sole        None     300,000
EXELON CORP                   COM            30161N101    63,852   1,499,585 SH           Sole        None   1,499,585
FLUOR CORP NEW                COM            343412102    75,906   1,532,521 SH           Sole        None   1,532,521
FOSTER WHEELER AG             COM            H27178104   142,143   5,811,249 SH           Sole        None   5,811,249
GENERAL ELECTRIC CO           COM            369604103    60,018   3,693,409 SH           Sole        None   3,693,409
GENZYME CORP                  COM            372917104     3,826      54,050 SH           Sole        None      54,050
GILEAD SCIENCES INC           COM            375558103    52,837   1,483,767 SH           Sole        None   1,483,767
HEALTHSOUTH CORP              COM NEW        421924309    47,687   2,483,697 SH           Sole        None   2,483,697
HOSPIRA INC                   COM            441060100     2,295      40,250 SH           Sole        None      40,250
HUMAN GENOME SCIENCES INC     COM            444903108     6,256     210,000 SH           Sole        None     210,000
IMMUNOGEN INC                 COM            45253H101     1,965     313,397 SH           Sole        None     313,397
INSPIRE PHARMACEUTICALS INC   COM            457733103     2,261     380,000 SH           Sole        None     380,000
JPMORGAN CHASE & CO           COM            46625H100    18,303     480,892 SH           Sole        None     480,892
LILLY ELI & CO                COM            532457108    72,904   1,995,736 SH           Sole        None   1,995,736
LORILLARD INC                 COM            544147101    46,557     579,712 SH           Sole        None     579,712
MARATHON OIL CORP             COM            565849106    66,564   2,010,994 SH           Sole        None   2,010,994
MERCK & CO INC NEW            COM            58933Y105   149,604   4,064,226 SH           Sole        None   4,064,226
MICROSOFT CORP                COM            594918104    55,816   2,279,114 SH           Sole        None   2,279,114
MOLSON COORS BREWING CO       CL B           60871R209    80,610   1,707,108 SH           Sole        None   1,707,108
MOMENTA PHARMACEUTICALS INC   COM            60877T100       161      10,700 SH           Sole        None      10,700
NEWMONT MINING CORP           COM            651639106    23,551     374,964 SH           Sole        None     374,964
NOBLE CORPORATION BAAR        NAMEN -AKT     H5833N103    57,377   1,698,056 SH           Sole        None   1,698,056
NOBLE ENERGY INC              COM            655044105   115,572   1,539,107 SH           Sole        None   1,539,107
NOVAMED INC DEL               COM NEW        66986W207     1,114     115,417 SH           Sole        None     115,417
OMNICOM GROUP INC             COM            681919106    23,591     597,544 SH           Sole        None     597,544
ONYX PHARMACEUTICALS INC      COM            683399109     3,923     148,700 SH           Sole        None     148,700
ORACLE CORP                   COM            68389X105    53,488   1,992,089 SH           Sole        None   1,992,089
PAN AMERICAN SILVER CORP      COM            697900108    48,539   1,640,384 SH           Sole        None   1,640,384
PHILIP MORRIS INTL INC        COM            718172109   133,776   2,388,002 SH           Sole        None   2,388,002
PRINCIPAL FINL GROUP INC      COM            74251V102    26,004   1,003,235 SH           Sole        None   1,003,235
PRUDENTIAL FINL INC           COM            744320102    57,572   1,062,607 SH           Sole        None   1,062,607
QUALCOMM INC                  COM            747525103    51,419   1,139,291 SH           Sole        None   1,139,291
RITE AID CORP                 COM            767754104     1,195   1,267,500 SH           Sole        None   1,267,500
RURAL / METRO CORP            COM            781748108       426      50,000 SH           Sole        None      50,000
SCHLUMBERGER LTD              COM            806857108    41,135     667,669 SH           Sole        None     667,669
TALECRIS BIOTHERAPEUTICS HLD  COM            874227101     2,631     115,000 SH           Sole        None     115,000
TIME WARNER INC               COM NEW        887317303    43,968   1,434,532 SH           Sole        None   1,434,532
TORCHMARK CORP                COM            891027104    77,728   1,462,708 SH           Sole        None   1,462,708
VODAFONE GROUP PLC NEW        SPONS ADR NEW  92857W209   135,865   5,476,208 SH           Sole        None   5,476,208
WAL MART STORES INC           COM            931142103   130,060   2,430,119 SH           Sole        None   2,430,119
WASHINGTON POST CO            CL B           939640108    51,557     129,082 SH           Sole        None     129,082
WESTERN UN CO                 COM            959802109    30,959   1,752,069 SH           Sole        None   1,752,069
WILLIS GROUP HOLDINGS PUBLIC  SHS            G96666105    96,414   3,128,286 SH           Sole        None   3,128,286
WRIGHT MED GROUP INC          COM            98235T107     1,548     107,401 SH           Sole        None     107,401
YAMANA GOLD INC               COM            98462Y100   156,262  13,707,201 SH           Sole        None  13,707,201
ZIMMER HLDGS INC              COM            98956P102     2,669      50,998 SH           Sole        None      50,998




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